[LIVE]
	 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   September 30, 1999

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		 Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to
 submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall.
Title:			President
Phone:			901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		November 10, 1999

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



 .

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              030177109     2569    59065 SH       SOLE                    59065
Adobe Systems Inc              COM              00724F101     6644    58536 SH       SOLE                    58536
Amer Pwr Conv Corp             COM              029066107     5261   276885 SH       SOLE                   276885
American General Corp          COM              026351106     2910    46015 SH       SOLE                    46015
American Intl Gr Inc           COM              026874107      313     3597 SH       SOLE                     3597
Archer Daniels Midland         COM              039483102     1589   131013 SH       SOLE                   131013
AutoZone Inc                   COM              053332102     1907    67965 SH       SOLE                    67965
Bell Atlantic Corp             COM              077853109      355     5268 SH       SOLE                     5268
BellSouth Corp                 COM              079860102     1144    25428 SH       SOLE                    25428
Bristol Myers Squibb Co        COM              110122108      846    12528 SH       SOLE                    12528
Chevron Corp                   COM              166751107      298     3360 SH       SOLE                     3360
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     5232   131220 SH       SOLE                   131220
Corning Inc                    COM              219350105     4798    69974 SH       SOLE                    69974
DuPont EI deNemours & Co       COM              263534109      318     5257 SH       SOLE                     5257
E Digital Corp                 COM              26841Y103       27    20000 SH       SOLE                    20000
Ecolab Inc                     COM              278865100     2011    58944 SH       SOLE                    58944
Enesco Group                   COM              854425105     1824   118624 SH       SOLE                   118624
Equity Office Prop Tr          COM              294741103     1669    71775 SH       SOLE                    71775
Exxon Corp                     COM              302290101     1005    13218 SH       SOLE                    13218
First American Corp TN         COM              318900107      374     8592 SH       SOLE                     8592
First Tennessee National Corp  COM              337162101     1297    46105 SH       SOLE                    46105
Freeport-McMoRan Copper & Gold COM              35671D857      156    10000 SH       SOLE                    10000
Fremont General Corp           COM              357288109     1110   117594 SH       SOLE                   117594
GTE Corp                       COM              362320103      388     5045 SH       SOLE                     5045
General Electric Co            COM              369604103     1868    15759 SH       SOLE                    15759
Great Atlan & Pac Tea          COM              390064103     1561    51508 SH       SOLE                    51508
Hancock Fabrics                COM              409900107     1318   305687 SH       SOLE                   305687
Harrah's Ent Inc               COM              413619107     4063   146412 SH       SOLE                   146412
Intel Corp                     COM              458140100      213     2870 SH       SOLE                     2870
Intl Bus Machines              COM              459200101     2140    17683 SH       SOLE                    17683
Johnson Worldwide Cl A         COM              479254104     1166   130445 SH       SOLE                   130445
Knight-Ridder Inc              COM              499040103     2350    42729 SH       SOLE                    42729
Louisiana-Pacific Corp         COM              546347105     1406    89960 SH       SOLE                    89960
Lucent Technologies            COM              549463107      550     8474 SH       SOLE                     8474
Manor Care Inc                 COM              404134108     1336    77160 SH       SOLE                    77160
Mattel Inc                     COM              577081102     2206   116094 SH       SOLE                   116094
Merck & Co                     COM              589331107      434     6694 SH       SOLE                     6694
Mid-Amer Apt Com Inc           COM              59522J103     1672    77750 SH       SOLE                    77750
Mobil Corp                     COM              607059102      316     3140 SH       SOLE                     3140
Motorola Inc                   COM              620076109     2147    24402 SH       SOLE                    24402
National Commerce Bancorp      COM              635449101     3214   146313 SH       SOLE                   146313
New England Bus Svc            COM              643872104     1489    52127 SH       SOLE                    52127
Nike Inc Cl B                  COM              654106103     2889    50794 SH       SOLE                    50794
Office Depot Inc               COM              676220106     2234   212787 SH       SOLE                   212787
PacifiCorp                     COM              695114108      988    49082 SH       SOLE                    49082
Procter Gamble                 COM              742718109      394     4200 SH       SOLE                     4200
RFS Hotel Investors, Inc       COM              74955J108      132    11500 SH       SOLE                    11500
Royal Dutch Petroleum Co NY    COM              780257705      335     5670 SH       SOLE                     5670
SBC Communications Inc         COM              845333103      577    11309 SH       SOLE                    11309
SCB Computer Technology        COM              78388N107      299    57974 SH       SOLE                    57974
Schering-Plough Corp           COM              806605101      857    19650 SH       SOLE                    19650
Seagate Tech Inc               COM              811804103     2398    78311 SH       SOLE                    78311
Sony Corp (ADR)                COM              835699307     4430    29521 SH       SOLE                    29521
Southern Co                    COM              842587107      271    10535 SH       SOLE                    10535
Stanley Works                  COM              854616109     1990    79006 SH       SOLE                    79006
Stewart Ent Cl A               COM              860370105     1124   185415 SH       SOLE                   185415
Union Planters Corp            COM              908068109      217     5335 SH       SOLE                     5335
Universal Foods                COM              913538104     3223   140523 SH       SOLE                   140523
Wal-Mart Stores Inc            COM              931142103      504    10600 SH       SOLE                    10600
Wellman Inc                    COM              949702104     2473   136905 SH       SOLE                   136905